Note 27 - Financial Instruments and Risks (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Value at risk exposure, probable	95.00%
Value at risk, duration	21 days
Value at risk, adverse scenario, deterioration percentage	25.00%
Value at risk, remote scenario, deterioration percentage	50.00%
Risk exposure associated with instruments sharing characteristic	R$ 816.9	R$ 653.8
Equity swap transaction [member]
Statement Line Items [Line Items]
Total gains (losses) on financial assets at fair value through profit or loss	161.1	(378.2)
Equity price risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	R$ 1,900.0	R$ 1,500.0
Bottom of range [member]
Statement Line Items [Line Items]
Trigger clause percentage, credit risk	10.00%
Top of range [member]
Statement Line Items [Line Items]
Trigger clause percentage, credit risk	15.00%